Consolidated Statement of Cash Flows (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Cash flows from operating activities:
Net income before noncontrolling interests	$ 23,608		$ 22,224		$ 19,368
Adjustments to reconcile net income to net cash provided by operating activities:
Provision for credit losses	1,395		2,309		7,217
Changes in fair value of MSRs, MHFS and LHFS carried at fair value	1,820		(3,229)		(2,307)
Depreciation, amortization and accretion	2,515		3,293		2,807
Other net gains	(3,760)		(9,384)		(3,661)
Stock-based compensation	1,912		1,920		1,698
Excess tax benefits related to stock incentive compensation	(453)		(271)		(226)
Originations of MHFS	(144,812)		(317,054)		(483,835)
Proceeds from sales of and principal collected on mortgages originated for sale	117,097		311,431		421,623
Originations of LHFS	0		0		(15)
Proceeds from sales of and principal collected on LHFS	207		575		9,383
Purchases of LHFS	(154)		(291)		(7,975)
Net change in:
Trading assets	11,186		43,638		105,440
Deferred income taxes	2,354		4,977		(1,297)
Accrued interest receivable	(372)		(13)		293
Accrued interest payable	119		(32)		(84)
Other assets	(10,681)		4,693		2,064
Other accrued expenses and liabilities	15,548		(7,145)		(11,953)
Net cash provided by operating activities	17,529		57,641		58,540
Net change in:
Federal funds sold, securities purchased under resale agreements and other short-term investments	(41,778)		(78,184)		(92,946)
Available-for-sale securities:
Sales proceeds	6,089		2,837		5,210
Prepayments and maturities	37,257		50,737		59,712
Purchases	(44,807)		(89,474)		(64,756)
Held-to-maturity securities:
Paydowns and maturities	5,168		30		0
Purchases	(47,012)		(5,782)		0
Nonmarketable equity investments:
Sales proceeds	3,161		2,577		2,279
Purchases	(3,087)		(3,273)		(2,619)
Loans:
Loans originated by banking subsidiaries, net of principal collected	(65,162)		(43,744)		(53,381)
Proceeds from sales (including participations) of loans originated for investment	21,564		7,694		6,811
Purchases (including participations) of loans	(6,424)		(11,563)		(9,040)
Principal collected on nonbank entities' loans	13,589		19,955		25,080
Loans originated by nonbank entities	(13,570)		(17,311)		(23,555)
Net cash paid for acquisitions	(174)		0		(4,322)
Proceeds from sales of foreclosed assets and short sales	7,697	[1]	11,021	[1]	12,690	[1]
Net cash from purchases and sales of MSRs	(150)		407		116
Other, net	(741)		581		(1,169)
Net cash used by investing activities	(128,380)		(153,492)		(139,890)
Net change in:
Deposits	89,133		76,342		82,762
Short-term borrowings	8,035		(3,390)		7,699
Long-term debt:
Proceeds from issuance	42,154		53,227		27,695
Repayment	(15,829)		(25,423)		(28,093)
Preferred stock:
Proceeds from issuance	2,775		3,145		1,377
Cash dividends paid	(1,235)		(1,017)		(892)
Common stock:
Proceeds from issuance	1,840		2,224		2,091
Repurchased	(9,414)		(5,356)		(3,918)
Cash dividends paid	(6,908)		(5,953)		(4,565)
Common stock warrants repurchased	0		0		(1)
Excess tax benefits related to stock incentive compensation	453		271		226
Net change in noncontrolling interests	(552)		(296)		(611)
Other, net	51		136		0
Net cash provided by financing activities	110,503		93,910		83,770
Net change in cash due from banks	(348)		(1,941)		2,420
Cash and due from banks at beginning of year	19,919		21,860		19,440
Cash and due from banks at end of year	19,571		19,919		21,860
Supplemental cash flow disclosures:
Cash paid for interest	3,906		4,321		5,245
Cash paid for income taxes	$ 8,808		$ 7,132		$ 8,024

[1]	Includes proceeds received for the settlement of claims on certain government guaranteed residential real estate mortgage loans in foreclosure that are reported as accounts receivables. During fourth quarter 2014, we adopted Accounting Standards Update (ASU) 2014-14, Classification of Certain Government-Guaranteed Mortgage Loans Upon Foreclosure, effective as of January 1, 2014. This ASU requires that certain government guaranteed residential real estate mortgage loans be recognized as other receivables upon foreclosure; previously, these were included in foreclosed assets.